FINANCIAL ASSETS AND FINANCIAL LIABILITIES - Foreign Currency Forward Contracts (Details) - Foreign currency forward contracts - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Financial Instruments [Line Items]
Assets	$ 61	$ 0
Liabilities	$ 0	$ 21